Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

November 26, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add five (5) new series is Post-Effective Amendment No. 27 and Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares of the Pacer Trendpilot® International ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer US Cash Cows Growth ETF, Pacer Cash Cows Fund of Funds ETF, and Pacer Emerging Markets Cash Cows 100 ETF as new series of the Trust.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust